PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 8:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2010

Cost:

Computers, software, manufacturing and laboratory equipment	$9,636	$8,460
Leasehold improvements	1,865	1,705
Office furniture and equipment	2,105	1,325

	13,606	11,490
Accumulated depreciation:

Computers, software, manufacturing and laboratory equipment	6,845	5,683
Leasehold improvements	1,696	1,263
Office furniture and equipment	910	515

	9,451	7,461

Depreciated cost	$4,155	$4,029

Depreciation expenses for the years ended December 31, 2011, 2010 and 2009 were $ 1,990, $ 2,473 and $ 1,233, respectively.